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December 2, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource Investment Series, Inc.
       RiverSource Balanced Fund
       RiverSource Disciplined Large Cap Growth Fund
       RiverSource Disciplined Large Cap Value Fund
       RiverSource Diversified Equity Income Fund
       RiverSource Mid Cap Value Fund
    Post-Effective Amendment No. 123
    File No. 2-11328/811-54
Accession Number: 0000950123-09-066526

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 123 (Amendment). This Amendment was filed electronically on Nov. 27, 2009.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.